Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011	Dec. 31, 2010
Ownership percentage of investments in companies below which the entity must exercise significant infuence in order to be accounted for under the equity method	20.00%
Ownership percentage of investments in companies below which the entity does not exercise significant influence and are accounted for under the cost method	20.00%
Cash provided by operating activities	$ 1,038	$ 973	$ 834
Cash provided by financing activities	4,304	1,292	(2,603)
Cumulative correction of immaterial errors in deferred taxes related to prior periods		15	22
Period after which collection of future income is considered as not probable	120 days
Period after which unpaid installments are considered as past due	30 days
Minimum
Ownership percentage of investments in companies accounted for under the equity method	20.00%
Maximum
Ownership percentage of investments in companies accounted for under the equity method	50.00%
Cash flow adjustment
Cash provided by operating activities	(57)	(53)	(50)
Cash provided by financing activities	$ 57	$ 53	$ 50